REDEEMABLE NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2025
Noncontrolling Interest [Abstract]
Schedule of Redeemable Non-controlling Interests

The Series Angel and Pre-A preferred shares, which are redeemable by Beijing Xiangshang upon occurrence of certain events, are recorded as mezzanine equity in the consolidated balance sheets and consist of the following:

	Series Angel preferred shares	Series Pre-A preferred shares	Total
	US$	US$	US$
Balance as of January 1, 2024	5,007,271	1,699,389	6,706,660
Accretion of redeemable non-controlling interests	495,503	168,166	663,669
Foreign currency translation adjustment	(143,843)	(48,818)	(192,661)
Balance as of December 31, 2024	5,358,931	1,818,737	7,177,668
Accretion of redeemable non-controlling interests	524,955	36,296	561,251
Foreign currency translation adjustment	227,974	10,140	238,114
Repurchase of preferred shares	(1,165,382)	(1,865,173)	(3,030,555)
Balance as of December 31, 2025	4,946,478	—	4,946,478